Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
Distributor fees and Marketing reimbursements	$ 1,620	$ 2,834	$ 6,348
Accrued compensation	2,921	1,687	3,453
Accrued clinical trials and R&D	3,831	3,694	228
Accrued selling and marketing	678	1,110	481
Accrued professional fees	1,292	1,505	2,105
Accrued interest			489
Accrued warranty	25	44	48
Accrued restructuring		655
Other accrued expenses	4,357	3,966	2,641
Total accrued expenses and other current liabilities	$ 14,724	$ 15,495	$ 15,793